April 27, 2026
Updating Summary Prospectus for Investors in ZENITH ACCUMULATOR Individual Variable Annuity Contracts
Issued By Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about flexible and single purchase payment variable annuity contracts (the “Contracts”) issued by Metropolitan Life Insurance Company ( “MetLife,” the “Company,” “we,” “us” or “our”).
The Prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://dfinview.com/metlife/PUFT/MET000207. You can also obtain this information at no cost by calling our Designated Office at (833) 642-1008, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since You last received the Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since You entered into your Contract:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges for Early Withdrawals?
Yes. If you withdraw money from the Contract before 11 Contract
Years after Contract issue, you may be assessed a contingent deferred sales charge of up to 8% of Contract Value withdrawn. You will also be assessed a contingent deferred sales charge if you apply the surrender proceeds to certain annuity payment options.
For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $8,000 on a $100,000 investment.
Fees
Are there Transaction Charges?
Yes. You may be charged for transactions such as charges for transferring Account Value between Divisions, between the Divisions and the Fixed Interest Account, as well as a premium tax charge, if applicable.
Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.39%(1)	1.39%(1)
	Portfolio fees and expenses	0.28%(2)	1.38%(2)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.04% for the
Administration Contract Charge. The Administration Contract
Charge is $30 annually. We do not impose this charge after
Annuitization. The Administration Contract Charge is applied per Contract. The Base Contract Fee also includes the
Mortality and Expense Risk Charge and Administration Asset
Charge, equal, on an annual basis, to 1.35%.
(2)
As a percentage of average daily net assets of the Portfolios.

	FEES, EXPENSES AND ADJUSTMENTS		LOCATION IN PROSPECTUS

Because your Contract is customizable, the choices you make affect how much youwill pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,550	$2,449
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers or withdrawals
Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio fees and expenses
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age 59 1∕2.
Is this a Short-Term Investment?
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. Currently, during the accumulation phase, there is no charge for the first twelve transfers between Divisions per Contract Year. There is a $10 fee for each transfer thereafter. The Company reserves the right to impose a transfer charge for transfers in excess of four per
Contract Year. After variable annuity payments have commenced, you may make one transfer per year without the consent of the
Company, and the Fixed Interest Account is not available under variable payment options. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
Are There any Restrictions on Contract Benefits?	No.
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You may also have to pay a penalty if you take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to you, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Distribution of the Contracts

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers

GLOSSARY
We have tried to make this Prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:
Accumulation Unit Value —  With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to you in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Account Balance, Account Value or Contract Value — Refers to the total amount of money in your Deferred Annuity, including money in the Divisions of the Separate Account and the Fixed Interest Account.
Annuitant — The natural person whose life is the measure for determining the duration of the Contract.
Annuitization — Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.
Annuity Unit Value —  With a variable Pay-Out Option, the money paid-in or reallocated to a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes as 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Beneficiary — The person designated to receive any benefits under a Contract in the event the Contract Owner or the Annuitant, as applicable, dies before the Maturity Date.
Contract — A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to you under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity.
Contract Owner — The person(s) or entity entitled to ownership rights under this Contract. If Joint Owners are named, all references to Contract Owner shall mean Joint Owners.
Contract Year — A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.
Death Proceeds (prior to annuitization) — The amount we pay prior to annuitization, on receipt of due proof of death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.
Designated Office — Our Designated Office is the office that services your Contract or accepts purchase payments into your Contract as applicable. The most recent correspondence, purchase payment stub or annual statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Divisions  —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Exchange — The New York Stock Exchange is referred to as the “Exchange.”
Fixed Interest Account — A part of the Company’s general account to which you can allocate net purchase payments under most Contracts. The Fixed Interest Account provides guarantees of principal and interest. Aspects of the Fixed Interest Account are briefly summarized in this Prospectus in order to give a better understanding of how the Contract functions.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative (where applicable) before submitting the form or request.
Maturity Date — The date on which annuity payments begin, as stated in the application or as later deferred.
Net Purchase Payment — A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable, has been deducted before allocation to the Divisions.
Non-life contingency option  — A fixed period benefit option where payments are guaranteed for a specified period of time regardless of whether the Payee is alive.
Payee — Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.
Pay-Out Options/Income Options — These are options that you may elect when you convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account —  Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Contract are pooled in the Separate Account and maintained for the benefit of investors in the Contract. The Separate Account is divided into sub-accounts, each invest in shares of one Portfolio.
Variable Annuity —  An annuity  with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge or Early Withdrawal Charge — The Withdrawal Charge is the amount we deduct from the amount you have withdrawn from your Deferred Annuity, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a contingent deferred sales charge, deferred sales load or back-end sales load.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000207. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. The availability of Portfolios may vary by employer and you should ask your Employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.58%	0.25%	0.83%	20.24%	13.37%	17.97%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund® *(1)†† - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America*(1)- Class 2 Capital Research and Management CompanySM	0.47%	0.25%	0.72%	7.26%	-0.14%	2.36%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	—	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	—	0.38%	7.95%	-0.17%	2.38%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	—	0.56%	13.19%	11.07%	15.80%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	—	0.37%	4.15%	3.09%	2.10%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	—	0.71%	17.41%	8.91%	10.97%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	9.25%	2.06%	3.97%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	11.50%	3.84%	5.69%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	13.77%	5.55%	7.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	15.63%	7.18%	9.22%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	—	0.78%	1.82%	7.04%	8.32%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	—	0.77%	12.38%	7.18%	9.14%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	—	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	0.79%	15.62%	12.01%	13.33%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%	—	0.91%	6.75%	4.03%	3.95%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	—	0.46%	19.02%	12.51%	11.60%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.94%	—	0.94%	4.90%	3.52%	9.88%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	—	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	0.83%	15.60%	7.30%	11.00%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.99%	—	0.99%	5.83%	-0.91%	9.00%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	—	0.54%	14.04%	10.28%	16.71%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	—	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	—	0.90%	5.29%	7.44%	9.43%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.14%	—	1.14%	3.73%	2.28%	9.84%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	0.51%	6.80%	-0.88%	1.51%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	6.86%	8.54%	10.16%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	—	0.62%	30.70%	8.35%	7.76%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	12.33%	5.71%	9.27%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	0.52%	17.28%	13.84%	14.24%
US Equity	MetLife Stock Index Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	—	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	0.81%	22.41%	5.54%	7.57%
International Equity	MFS® Research International Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	—	0.56%	22.72%	5.80%	7.83%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	—	0.77%	10.94%	6.26%	7.49%
Allocation	MFS® Total Return Portfolio*† - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	—	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	—	0.73%	13.11%	9.95%	10.10%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	—	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	0.90%	13.19%	-5.83%	14.00%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	—	0.81%	-4.57%	2.86%	9.12%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.38%	—	1.38%	7.74%	1.15%	3.09%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	—	0.83%	8.90%	-0.07%	2.30%
Allocation	State Street Moderate ETF Portfolio - Class B (formerly known as SSGA Growth and Income ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	—	0.75%	16.78%	7.19%	7.85%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class B (formerly known as SSGA Growth ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	—	0.78%	19.23%	9.01%	9.31%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	—	0.81%	15.45%	9.37%	14.10%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.95%	—	0.95%	3.42%	3.83%	9.77%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	—	0.76%	10.00%	5.48%	10.60%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	—	0.85%	2.29%	9.62%	9.58%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.82%	—	0.82%	8.88%	1.17%	3.77%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	—	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	—	0.50%	7.07%	0.59%	1.82%
†
The Portfolio is no longer available for additional allocations.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
††
Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.

Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account
Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year.

Renewal Rate Term: 12 months
3%/4.5% Depending on the Contract
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which are dated the same date as the Updating Summary Prospectus and which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling our Designated Office at (833) 642-1008, by going online at https://dfinview.com/metlife/PUFT/MET000207, or by sending an email request to RCG@metlife.com. For Division transfers and purchase payment reallocations, for current information about your Contract Values, to change or update Contract information such as your billing address, billing mode, Beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, You may call our Designated Office at (833) 642-1008.
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EDGAR ID: C000080229